Equity and Divestitures (Details) R$ / shares in Units, R$ in Thousands						12 Months Ended
	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 22, 2022	Nov. 16, 2022 R$ / shares	May 31, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares	Jun. 30, 2024 shares	Dec. 31, 2023 $ / shares	Jan. 25, 2023	Nov. 30, 2022	Apr. 22, 2021	Feb. 05, 2021
Equity and Divestitures [Line Items]
Shareholder equity percentage		100.00%
Exchange ratio						Exchange Ratio of 0.145485724
Conversion of shares (in Shares)									32,506,781
Purchase of share (in Shares)						1
Exercise price, per share (in Dollars per share) | $ / shares										$ 11.5
Warrant outstanding (in Shares)						23,050,000
Ownership interest percentage			100.00%
Equity interest percentage									100.00%			42.09%	100.00%	100.00%
Non controlling interests percentage			42.09%
Reselling percentage			42.09%
Capital extinguish per share (in Brazil Real per share) | R$ / shares			R$ 1
Granted call option percentage						42.09%
Fair value call option (in Brazil Real) | R$						R$ 0	R$ 0
Share capital stock percentage											50.20%
Investor consideration (in Brazil Real) | R$	R$ 250			R$ 1,000	R$ 2,500
Issuance of capital shares (in Brazil Real) | R$						R$ 100,000
Allocated net income of percentage						5.00%
Share capital percentage						20.00%
Reserve of capital stock percentage						30.00%
Adjusted dividend net income percentage						25.00%
Equity and divestitures, description						●50% of net income (after the deduction of the social contribution on profits and before the provision for corporate income tax and the amounts attributable to shareholders as net interest on equity) related to the period in respect of which the payment is made; or ● 50% of the sum of retained profits and profit reserves in the beginning of the period with respect to which the payment is made.
Suspension days						5 years
Dividends paid (in Brazil Real) | R$
Number of common shares reserved (in Shares)									3,884,371
Mercato Public Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)						4,300,363
Mercato Class B Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)						5,570,000
Maxim Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)						475,000
PIPE Investor Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)						1,280,000
Class A Ordinary Shares [Member]
Equity and Divestitures [Line Items]
Purchase of share (in Shares)						1
Nuvini Ordinary Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)									28,622,410
Top of Range [Member]
Equity and Divestitures [Line Items]
Exercise price, per share (in Dollars per share) | R$ / shares	R$ 2,540						R$ 2,540	R$ 1,643
Equity interest percentage			100.00%
Bottom of Range [Member]
Equity and Divestitures [Line Items]
Exercise price, per share (in Dollars per share) | R$ / shares	R$ 211					R$ 1,763	R$ 211
Equity interest percentage			57.91%
Public Warrants [Member]
Equity and Divestitures [Line Items]
Warrant outstanding (in Shares)						11,500,000
Market trading price (in Brazil Real per share) | R$ / shares						R$ 0.04
Private Placement Warrants [Member]
Equity and Divestitures [Line Items]
Warrant outstanding (in Shares)						11,550,000
Market trading price (in Brazil Real per share) | R$ / shares						R$ 0.04
Nvni Group Limited [Member] | Ordinary shares [member]
Equity and Divestitures [Line Items]
Conversion of shares (in Shares)						3,884,372
Smart NX [Member]
Equity and Divestitures [Line Items]
Share capital stock percentage											45.00%
Brazilian Corporate Law [Member]
Equity and Divestitures [Line Items]
Allocated net income of percentage						5.00%